Investment Strategy	Mar. 23, 2026
UBS Sustainable Development Bank Bond Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

The information contained in the second through eighth sentences of the second paragraph under the heading "UBS Sustainable Development Bank Bond Fund—Fund Summary" and the sub-headings "Principal strategies—Management process," and under the heading "More information about the funds—UBS Sustainable Development Bank Bond Fund" and the sub-headings "Investment objective, strategies, securities selection and risks—Securities selection" of the Prospectuses are deleted in their entirety and replaced by the following:

The Fund will be managed relative to a composite index, which is a blend of two market indexes designed to measure the performance of the US dollar denominated multilateral development bank bond market. The Fund does not seek to directly replicate the index. The Fund's composite index is the Solactive Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index. The index aims to provide exposure to bonds issued by entitled multilateral development banks, defined as international financial institutions created for the purpose of economic development. Eligible issuers must meet minimum thresholds for ESG ratings and controversy scores, as defined by the index provider. The index methodology excludes issuers assessed to be failing standards of the UN Global Compact and excludes UN country sanctions. These norms are reflected using assessments by Sustainalytics. Non-compliant issues will be removed from the index at the subsequent rebalance and will be reflected in the fund in line with the rebalancing of the index. Activity-based exclusions are not applied by the index. The Fund reserves the right in its discretion to change the index.

The Fund's development bank bond investments may include issuers that are not part of the composite index. The Fund will seek to maintain a concentrated portfolio of development bank bonds emphasizing multilateral development banks. The portfolio management team will select the bonds in the market that meet their selection criteria with intention to provide similar risk/return characteristics as the broader development bank bond market.

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